UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
Consumer Discretionary — 19.4%
	Distributors — 1.0%
1,152	Genuine Parts Co.	58,505

	Hotels, Restaurants & Leisure — 3.6%
1,591	Darden Restaurants, Inc.	68,022
2,736	Marriott International, Inc., Class A	74,522
853	Royal Caribbean Cruises Ltd.	18,454
851	Yum! Brands, Inc.	42,034

		203,032

	Household Durables — 1.3%
1,370	Jarden Corp.	38,726
800	Mohawk Industries, Inc. (a)	34,316

		73,042

	Internet & Catalog Retail — 0.9%
1,865	Expedia, Inc.	48,028

	Media — 3.8%
546	AMC Networks, Inc., Class A (a)	17,433
2,517	Cablevision Systems Corp., Class A	39,589
2,459	CBS Corp., Class B	50,106
2,286	Clear Channel Outdoor Holdings, Inc., Class A (a)	21,401
1,659	DISH Network Corp., Class A (a)	41,564
3,624	Gannett Co., Inc.	34,538
39	Washington Post Co. (The), Class B (c)	12,889

		217,520

	Multiline Retail — 1.9%
835	Family Dollar Stores, Inc.	42,467
1,383	Kohl’s Corp.	67,917

		110,384

	Specialty Retail — 6.1%
209	AutoZone, Inc. (a)	66,845
1,127	Bed Bath & Beyond, Inc. (a)	64,568
3,530	Gap, Inc. (The)	57,332
805	PetSmart, Inc.	34,316
732	Tiffany & Co.	44,544
1,421	TJX Cos., Inc.	78,832

		346,437

	Textiles, Apparel & Luxury Goods — 0.8%
783	PVH Corp.	45,584

	Total Consumer Discretionary	1,102,532

Consumer Staples — 7.3%

	Beverages — 3.4%
420	Brown-Forman Corp., Class B	29,435
1,282	Dr. Pepper Snapple Group, Inc.	49,732
2,129	Fortune Brands, Inc.	115,156

		194,323

	Food Products — 3.0%
627	Hershey Co. (The)	37,171
1,011	JM Smucker Co. (The)	73,682
826	Ralcorp Holdings, Inc. (a)	63,388

		174,241

	Household Products — 0.9%
738	Energizer Holdings, Inc. (a)	49,044

	Total Consumer Staples	417,608

Energy — 6.7%

	Oil, Gas & Consumable Fuels — 6.7%
915	CVR Energy, Inc. (a)	19,336
1,305	Devon Energy Corp.	72,374
2,365	Energen Corp.	96,721
945	EQT Corp.	50,401
989	Newfield Exploration Co. (a)	39,246
1,120	Teekay Corp., (Canada)	25,332
3,157	Williams Cos., Inc. (The)	76,844

	Total Energy	380,254

Financials — 23.2%

	Capital Markets — 3.5%
1,708	Ameriprise Financial, Inc.	67,215
2,967	Invesco Ltd.	46,011
829	Northern Trust Corp.	29,006
1,212	T. Rowe Price Group, Inc.	57,915

		200,147

	Commercial Banks — 5.6%
1,277	BancorpSouth, Inc. (c)	11,209
1,182	City National Corp.	44,647
971	Cullen/Frost Bankers, Inc.	44,507
5,276	Fifth Third Bancorp	53,291
3,929	Huntington Bancshares, Inc.	18,858
1,022	M&T Bank Corp.	71,469
2,640	SunTrust Banks, Inc.	47,382
1,790	Zions Bancorp	25,187

		316,550

	Insurance — 9.8%
1,152	AON Corp.	48,361
899	Arch Capital Group Ltd., (Bermuda) (a)	29,381
865	Chubb Corp. (The)	51,865
3,236	Loews Corp.	111,807
4,884	Old Republic International Corp.	43,569
2,173	OneBeacon Insurance Group Ltd., Class A	29,644
1,194	Principal Financial Group, Inc.	27,061
707	Torchmark Corp.	24,662
1,010	Transatlantic Holdings, Inc.	49,025
2,700	W.R. Berkley Corp.	80,172
3,399	XL Group plc, (Ireland)	63,909

		559,456

	Real Estate Investment Trusts (REITs) — 2.5%
1,236	HCP, Inc.	43,334
1,350	Regency Centers Corp.	47,678

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Real Estate Investment Trusts (REITs) — Continued
664		Vornado Realty Trust	49,536

			140,548

		Real Estate Management & Development — 0.6%
2,528		Brookfield Office Properties, Inc.	34,804

		Thrifts & Mortgage Finance — 1.2%
1,815		Capitol Federal Financial, Inc.	19,163
4,294		People’s United Financial, Inc.	48,951

			68,114

		Total Financials	1,319,619

Health Care — 5.7%

		Health Care Equipment & Supplies — 1.0%
787		Becton, Dickinson & Co.	57,681

		Health Care Providers & Services — 4.7%
1,546		AmerisourceBergen Corp.	57,631
1,523		Coventry Health Care, Inc. (a)	43,866
1,279		HCA Holdings, Inc. (a)	25,776
888		Humana, Inc.	64,577
3,410		Lincare Holdings, Inc.	76,733

			268,583

		Total Health Care	326,264

Industrials — 8.3%

		Aerospace & Defense — 1.3%
795		Alliant Techsystems, Inc.	43,316
544		L-3 Communications Holdings, Inc.	33,706

			77,022

		Building Products — 0.0% (g)
–	(h)	Fortune Brands Home & Security, Inc. (a)	3

		Commercial Services & Supplies — 2.3%
4,753		Republic Services, Inc.	133,357

		Electrical Equipment — 2.9%
1,644		AMETEK, Inc.	54,211
1,252		Cooper Industries plc	57,755
1,121		Regal-Beloit Corp.	50,864

			162,830

		Industrial Conglomerates — 0.8%
1,410		Carlisle Cos., Inc.	44,950

		Machinery — 1.0%
1,270		Snap-On, Inc.	56,401

		Total Industrials	474,563

Information Technology — 6.3%

		Electronic Equipment, Instruments & Components — 3.2%
1,299		Amphenol Corp., Class A	52,952
1,745		Arrow Electronics, Inc. (a)	48,475
2,936		TE Connectivity Ltd., (Switzerland)	82,608

			184,035

		IT Services — 1.2%
2,301		Jack Henry & Associates, Inc.	66,680

		Semiconductors & Semiconductor Equipment — 0.8%
1,526		Analog Devices, Inc.	47,677

		Software — 1.1%
2,481		Synopsys, Inc. (a)	60,435

		Total Information Technology	358,827

Materials — 7.5%

		Chemicals — 4.0%
830		Airgas, Inc.	52,943
1,021		Albemarle Corp.	41,232
937		Sherwin-Williams Co. (The)	69,606
1,062		Sigma-Aldrich Corp.	65,621

			229,402

		Containers & Packaging — 3.5%
2,812		Ball Corp.	87,224
948		Rock-Tenn Co., Class A	46,163
1,721		Silgan Holdings, Inc.	63,239

			196,626

		Total Materials	426,028

Telecommunication Services — 1.7%

		Diversified Telecommunication Services — 1.0%
1,696		CenturyLink, Inc.	56,165

		Wireless Telecommunication Services — 0.7%
1,996		Telephone & Data Systems, Inc.	39,456

		Total Telecommunication Services	95,621

Utilities — 11.9%

		Electric Utilities — 2.7%
989		Northeast Utilities	33,277
2,914		NV Energy, Inc.	42,870
2,994		Westar Energy, Inc.	79,109

			155,256

		Gas Utilities — 1.6%
1,388		Oneok, Inc.	91,675

		Multi-Utilities — 7.6%
1,432		CenterPoint Energy, Inc.	28,096
5,032		CMS Energy Corp.	99,588
1,527		NSTAR	68,438
1,348		Sempra Energy	69,426
2,399		Wisconsin Energy Corp.	75,062
3,668		Xcel Energy, Inc.	90,553

			431,163

		Total Utilities	678,094

		Total Common Stocks (Cost $5,153,491)	5,579,410

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.7%

	Investment Company — 1.7%
99,920	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $99,920)	99,920

Investments of Cash Collateral for Securities on Loan — 0.1%

	Investment Company — 0.1%
3,559	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $3,559)	3,559

	Total Investments — 99.8%	5,682,889
	(Cost $5,256,970)
	Other Assets in Excess of Liabilities — 0.2%	11,662

	NET ASSETS — 100.0%	$5,694,551

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$793,374
Aggregate gross unrealized depreciation	(367,455)

Net unrealized appreciation/depreciation	$425,919

Federal income tax cost of investments	$5,256,970

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$5,682,889	$—	$—	$5,682,889

There were no transfers between levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011